Pension Plans (Funded Status of Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Domestic Pension Plans Of Foreign Entity Defined Benefit
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 86,793	¥ 82,859
Service cost	4,401	4,415	¥ 3,391
Interest cost	995	1,159	1,139
Actuarial loss (gain)	10,674	(169)
Foreign currency exchange rate change	0	0
Benefits paid	(2,705)	(2,573)
Plan participant's contributions	0	0
Business combinations	0	1,353
Divestitures	(3,396)	(251)
Plan amendments	268	0
Benefit obligation at end of year	97,030	86,793	82,859
Change in plan assets:
Fair value of plan assets at beginning of year	115,864	104,844
Actual return on plan assets	(2,043)	10,200
Employer contribution	3,072	3,040
Benefits paid	(2,227)	(2,136)
Plan participant's contributions	0	0
Business combinations	0	0
Divestitures	(1,610)	(84)
Foreign currency exchange rate change	0	0
Fair value of plan assets at end of year	113,056	115,864	104,844
The funded status of the plans	16,026	29,071
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	28,848	42,376
Accrued benefit liability included in other liabilities	(12,822)	(13,305)
Net amount recognized	16,026	29,071
Overseas Pension Plans Defined Benefit
Change in benefit obligation:
Benefit obligation at beginning of year	110,521	68,840
Service cost	3,856	2,460	1,654
Interest cost	1,747	2,251	1,684
Actuarial loss (gain)	(12,840)	46,110
Foreign currency exchange rate change	(2,262)	(6,947)
Benefits paid	(1,336)	(1,390)
Plan participant's contributions	88	80
Business combinations	138	0
Divestitures	0	0
Plan amendments	0	(883)
Benefit obligation at end of year	99,912	110,521	68,840
Change in plan assets:
Fair value of plan assets at beginning of year	87,009	62,042
Actual return on plan assets	(109)	21,074
Employer contribution	1,456	10,820
Benefits paid	(1,265)	(1,296)
Plan participant's contributions	88	80
Business combinations	0	0
Divestitures	0	0
Foreign currency exchange rate change	(1,999)	(5,711)
Fair value of plan assets at end of year	85,180	87,009	¥ 62,042
The funded status of the plans	(14,732)	(23,512)
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	0	8
Accrued benefit liability included in other liabilities	(14,732)	(23,520)
Net amount recognized	¥ (14,732)	¥ (23,512)